SUMMARY OF ACCOUNTING POLICIES (Details) (USD $)	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Property, Plant and Equipment [Line Items]
Total	$ 1,315,146	$ 1,105,624	$ 462,803	$ 299,970
Accumulated depreciation	665,729	409,629	251,958	210,862
Property and equipment, net	649,417	695,995	210,845	89,108
Estimated useful lives	3 to 5 years	3 to 5 years
Depreciation method	Straight line method	straight line method	Straight line method
Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives			3 Years
Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives			5 Years
Computer equipment
Property, Plant and Equipment [Line Items]
Total	69,182	43,555	33,464	33,464
Lab equipment
Property, Plant and Equipment [Line Items]
Total	832,036	657,735	296,904	146,101
Furniture
Property, Plant and Equipment [Line Items]
Total	164,997	164,997	132,435	120,405
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total	$ 248,931,000	$ 239,337,000